Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated July 5, 2023 to the

Summary Prospectuses for Frontier Emerging Markets Portfolio (Institutional Class I, Institutional Class II and Investor Class), each dated February 28, 2023, as supplemented

(collectively, the “Summary Prospectuses”)

and

Prospectus for Individual Investors and Prospectus for Institutional Investors, each dated February 28, 2023, as supplemented (together, the “Prospectuses”)

Effective October 1, 2023, Sergey Dubin will replace Pradipta Chakrabortty as co-lead portfolio manager of the Frontier Emerging Markets Portfolio (the “Portfolio”). Pradipta Chakrabortty will continue to serve as a portfolio manager and Babatunde Ojo will continue to serve as co-lead portfolio manager. Accordingly, the following changes are effective October 1, 2023:

The paragraph that appears after the caption “Portfolio Managers” for the Portfolio in the Summary Prospectuses and in the Prospectuses is replaced with the following:

Pradipta Chakrabortty, Sergey Dubin, and Babatunde Ojo serve as the portfolio managers of the Frontier Emerging Markets Portfolio. Mr. Chakrabortty has held his position since December 2008, Mr. Dubin has held his position since January 2022, and Mr. Ojo has held his position since June 2014. Messrs. Ojo and Dubin are the co-lead portfolio managers.

The respective paragraphs related to Messrs. Dubin and Chakrabortty that appear after the caption “Management of the Fund - Portfolio Management” in the Prospectuses are replaced with the following:

Prospectus for Institutional Investors

Sergey Dubin, CFA has been a portfolio manager since 2022 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Dubin graduated from Syracuse University in 1997. He joined Harding Loevner in 2015. Mr. Dubin serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio. Mr. Dubin has held his position with the Frontier Emerging Markets Portfolio since January 2022.

Pradipta Chakrabortty has been a portfolio manager and an analyst since 2008. As an analyst, he focuses on frontier emerging market companies. Mr. Chakrabortty graduated from BIRLA Institute of Technology & Science (Pilani, India) in 1994, received an MBA in Finance and Marketing from XLRI School of Management (Jamshedpur, India) in 1998, and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2008. He joined Harding Loevner in 2008. Mr. Chakrabortty serves as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and the Chinese Equity Portfolio and as a portfolio manager for the Frontier Emerging Markets Portfolio and the Emerging Markets ex China Portfolio. Mr. Chakrabortty has held his position with the Institutional Emerging Markets Portfolio since January 2015, the Chinese Equity Portfolio since December 2020, the Institutional Emerging

Markets Portfolio and the Frontier Emerging Markets Portfolio since December 2008, and the Emerging Markets ex China Portfolio since September 2022.

Prospectus for Individual Investors

Sergey Dubin, CFA has been a portfolio manager since 2022 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Dubin graduated from Syracuse University in 1997. He joined Harding Loevner in 2015. Mr. Dubin serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio. Mr. Dubin has held his position with the Frontier Emerging Markets Portfolio since January 2022.

Pradipta Chakrabortty has been a portfolio manager and an analyst since 2008. As an analyst, he focuses on frontier emerging market companies. Mr. Chakrabortty graduated from BIRLA Institute of Technology & Science (Pilani, India) in 1994, received an MBA in Finance and Marketing from XLRI School of Management (Jamshedpur, India) in 1998, and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2008. He joined Harding Loevner in 2008. Mr. Chakrabortty serves as a co-lead portfolio manager for the Emerging Markets Portfolio and as portfolio manager for the Frontier Emerging Markets Portfolio. Mr. Chakrabortty has held his position with the Emerging Markets Portfolio since January 2015 and the Frontier Emerging Markets Portfolio since December 2008.

Investors Should Retain this Supplement for Future Reference.